Shareholders' Deficit (Details) - USD ($)		9 Months Ended	12 Months Ended
	May 02, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Deficit [Line Items]
Preference shares authorized		1,000,000	1,000,000	1,000,000
Preference shares par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preference shares issued
Common stock voting rights		Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as required by law.	Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as required by law.
Founder shares forfeited shares	644,591	644,591	644,591
Conversion basis		-to-one	-to-one.
Preference shares outstanding
Common stock shares subject to possible redemption		3,255,593	31,921,634
IPO [Member]
Shareholders' Deficit [Line Items]
Preference shares par value (in Dollars per share)		$ 0.0001
Ordinary shares par value (in Dollars per share)			$ 0.0001
Common Stock [Member] | IPO [Member]
Shareholders' Deficit [Line Items]
Percentage owned by initial shareholders on the issued and outstanding ordinary shares after the IPO			20.00%
Class A Ordinary Shares [Member]
Shareholders' Deficit [Line Items]
Common stock shares authorized		500,000,000	500,000,000	500,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued		7,980,409	0	0
Common stock shares outstanding		7,980,409	0	0
Common stock shares subject to possible redemption		3,255,593	31,921,634	31,921,634
Class A Ordinary Shares [Member] | Founder Shares [Member]
Shareholders' Deficit [Line Items]
Percentage of conversion		20.00%
Class A Ordinary Shares [Member] | Fouder Shares [Member]
Shareholders' Deficit [Line Items]
Percentage of conversion			20.00%
Class A Ordinary Shares [Member]
Shareholders' Deficit [Line Items]
Common stock shares outstanding		3,255,593	31,921,634
Class B Ordinary Shares [Member]
Shareholders' Deficit [Line Items]
Common stock shares authorized		50,000,000	50,000,000	50,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued		0	7,980,409	7,980,409
Common stock shares outstanding		0	7,980,409	7,980,409
Common stock voting rights		one	one
Common stock consideration for shares subject to forfeiture (in Dollars)
Class B Ordinary Shares [Member] | IPO [Member]
Shareholders' Deficit [Line Items]
Percentage owned by initial shareholders on the issued and outstanding ordinary shares after the IPO		20.00%